Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Net Revenues by Product Segment and by Product Line
Net revenues by reportable segment:

	December 31, 2024	December 31, 2023	December 31, 2022
AM&S	4,764	5,478	6,170
P&D	3,126	3,852	3,096
MCU	3,466	5,668	5,269
D&RF	1,898	2,272	1,573
Total net revenues of reportable segments	13,254	17,270	16,108
Others	15	16	20
Total consolidated net revenues	13,269	17,286	16,128

Operating Income by Segment and Reconciliation of Operating Income of Reportable Segments to Total Consolidated Operating Income
Operating income by reportable segment:

	December 31, 2024	December 31, 2023	December 31, 2022
AM&S	680	1,191	1,606
P&D	458	1,006	679
MCU	499	2,018	1,809
D&RF	564	810	442
Total operating income of reportable segments	2,201	5,025	4,536
Others	(525)	(414)	(97)
Total consolidated operating income	1,676	4,611	4,439

(1)Operating income (loss) of “Others” includes items such as unused capacity charges, including incidents leading to power outage, certain unallocated impairment and restructuring charges, management reorganization costs, start-up and phase-out costs, and other unallocated income (expenses) such as: strategic or special research and development programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to reportable segments (e.g. urgent freight costs, changes in fair value measurement on contingent consideration liabilities), as well as operating earnings of other products.

The reconciliation of operating income of reportable segments to the total consolidated operating income is presented in the below table:

	December 31, 2024	December 31, 2023	December 31, 2022
Total operating income of reportable segments	2,201	5,025	4,536
Impairment loss on intangible assets acquired through business combinations	—	(36)	—
Start-up and phase-out costs	(69)	(134)	(13)
Unused capacity charges	(370)	(120)	(22)
Other unallocated manufacturing results	(63)	(94)	(57)
Gain on sale of non-current assets	2	4	2
Cancellation fees on committed equipment purchases	(18)	—	—
Strategic and other research and development programs and other non-allocated items(1)	(7)	(34)	(7)
Total operating loss Others	(525)	(414)	(97)
Total consolidated operating income	1,676	4,611	4,439

(1)Includes unallocated income and expenses such as certain corporate-level operating expenses and other income (costs) that are not allocated to the reportable segments.

Net Revenues
Net revenues

	December 31, 2024	December 31, 2023	December 31, 2022
Switzerland	3,944	5,755	4,569
France	147	158	153
Italy	34	54	47
USA	1,668	2,279	1,981
Singapore	6,808	8,138	8,604
Japan	657	890	758
Other countries	11	12	16
Total net revenues	13,269	17,286	16,128

Property, Plant & Equipment
Property, plant and equipment, net

	December 31, 2024	December 31, 2023
Netherlands	4,168	3,996
France	1,617	1,837
Italy	2,233	2,108
Other European countries	162	170
USA	52	59
Singapore	1,384	1,347
China	525	261
Malaysia	464	478
Other countries	272	298
Total property, plant and equipment, net	10,877	10,554